Trade and Other Receivables (Details) - Schedule of Trade and Other Receivables - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Schedule of Trade And Other Receivables [Abstract]
Trade receivables	$ 4,904,201	$ 8,279,582
Prepayments	138,251	113,036
Advances paid for content and service providers	2,799,254	1,745,561
Other receivables	1,697,751	1,117,162
Other financial assets	5,266	17,947
Allowance for estimated credit losses	(606,298)	(951,455)
Trade and other receivables, net	$ 8,938,425	$ 10,321,833